SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2020
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
12. SHAREHOLDERS’ EQUITY

In August 2019, the Company’s board of directors approved a $50.0 million share repurchase program expiring in September 2020. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. As of June 30, 2020, there was $43.5 million remaining under the current authorization.

During the six months ended June 30, 2020, Fly repurchased 417,341 shares at an average price of $15.57 per share, or $6.5 million, before commissions and fees. During the three months ended June 30, 2019, Fly repurchased 1,470,353 shares at an average price of $16.53 per share, or $24.3 million, before commissions and fees. During the six months ended June 30, 2019, Fly repurchased 1,667,945 shares at an average price of $16.18 per share, or $27.0 million, before commissions and fees.

No dividends were declared or paid during the three and six months ended June 30, 2020 and 2019.